Future Minimum Lease Payments Under Non Cancelable Operating Leases (Detail) - Dec. 31, 2015 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Operating Leased Assets [Line Items]
2016	$ 17,363	¥ 112,472
2017	15,675	101,542
2018	8,715	56,453
2019	5,935	38,445
2020 and thereafter	28,964	187,622
Operating Leases, Future Minimum Payments Due, Total	76,652	496,534
Parent Company
Operating Leased Assets [Line Items]
2016	2,613	16,925
2017	2,678	17,348
2018	2,745	17,781
2019	2,813	18,226
2020 and thereafter	15,953	103,338
Operating Leases, Future Minimum Payments Due, Total	$ 26,802	¥ 173,618